Net Realised Gains on Financial Assets - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) on financial instruments [abstract]
Impairment charge of available-for-sale funds	¥ 111,000,000	¥ 888,000,000	¥ 4,542,000,000
Impairment charge of available-for-sale equity securities	11,732,000,000	1,750,000,000	3,621,000,000
Impairment charge of available-for-sale common stocks	74,000,000	0	0
Impairment charge of available-for-sale debt securities	16,000,000	1,027,000,000	0
Impairment charge of loans	275,000,000	2,718,000,000	0
Impairment charge of held-to-maturity securities	¥ 3,000,000	¥ 4,000,000	¥ 42,000,000